COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7%
	APPAREL & TEXTILE PRODUCTS - 1.3%
5,757	NIKE, Inc., Class B	$ 585,544

	ASSET MANAGEMENT - 5.5%
2,114	Ameriprise Financial, Inc.	713,644
906	BlackRock, Inc.	634,689
12,400	Brookfield Infrastructure Corporation, Class A	481,740
7,669	Hamilton Lane, Inc., Class A	711,607
		2,541,680
	BEVERAGES - 1.4%
2,496	Constellation Brands, Inc., Class A	650,358

	BIOTECH & PHARMA - 1.7%
4,006	Zoetis, Inc.	763,183

	CABLE & SATELLITE - 1.0%
725	Cable One, Inc.	471,663

	CHEMICALS - 4.2%
2,194	Air Products and Chemicals, Inc.	648,305
2,999	Albemarle Corporation	595,931
2,436	Sherwin-Williams Company (The)	661,911
		1,906,147
	COMMERCIAL SUPPORT SERVICES - 2.5%
4,871	Insperity, Inc.	493,578
4,791	Waste Connections, Inc.	656,320
		1,149,898
	CONSTRUCTION MATERIALS - 1.3%
2,315	Carlisle Companies, Inc.	608,891

	DATA CENTER REIT - 1.3%
745	Equinix, Inc.	582,128

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRIC UTILITIES - 1.3%
8,696	NextEra Energy, Inc.	$ 580,893

	ELECTRICAL EQUIPMENT - 2.7%
6,824	Amphenol Corporation, Class A	603,105
7,126	Otis Worldwide Corporation	609,630
		1,212,735
	ENGINEERING & CONSTRUCTION - 1.4%
4,006	Tetra Tech, Inc.	630,344

	FOOD - 1.2%
35,126	Utz Brands, Inc.	542,345

	HEALTH CARE FACILITIES & SERVICES - 6.5%
11,474	Encompass Health Corporation	815,113
7,830	Ensign Group, Inc. (The)	784,723
1,731	UnitedHealth Group, Inc.	824,959
5,576	US Physical Therapy, Inc.	562,228
		2,987,023
	HOUSEHOLD PRODUCTS - 1.6%
5,375	Inter Parfums, Inc.	751,049

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
7,307	Morgan Stanley	622,191

	INSURANCE - 1.2%
4,992	Allstate Corporation (The)	538,188

	LEISURE FACILITIES & SERVICES - 4.1%
5,113	Churchill Downs, Inc.	640,557
1,792	Domino's Pizza, Inc.	694,220
5,556	Starbucks Corporation	541,377
		1,876,154

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	LEISURE PRODUCTS - 1.2%
7,126	Brunswick Corporation	$ 563,809

	MACHINERY - 1.0%
1,953	Nordson Corporation	476,805

	MEDICAL EQUIPMENT & DEVICES - 5.5%
2,416	Danaher Corporation	640,240
2,919	ResMed, Inc.	465,843
3,201	STERIS plc	734,918
1,651	West Pharmaceutical Services, Inc.	671,792
		2,512,793
	OFFICE REIT - 1.4%
5,274	Alexandria Real Estate Equities, Inc.	613,577

	OIL & GAS PRODUCERS - 5.7%
6,079	Diamondback Energy, Inc.	922,671
20,492	Northern Oil and Gas, Inc.	857,180
3,503	Pioneer Natural Resources Company	833,469
		2,613,320
	PUBLISHING & BROADCASTING - 1.3%
3,583	Nexstar Media Group, Inc.	583,313

	REAL ESTATE SERVICES - 1.5%
35,267	eXp World Holdings, Inc.	677,832

	RESIDENTIAL REIT - 1.1%
7,750	Equity LifeStyle Properties, Inc.	518,940

	RETAIL - CONSUMER STAPLES - 3.0%
3,040	Casey's General Stores, Inc.	743,006
1,127	Costco Wholesale Corporation	619,039
		1,362,045
	RETAIL - DISCRETIONARY - 2.4%
1,530	Home Depot, Inc. (The)	505,359

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - DISCRETIONARY - 2.4% (Continued)
4,992	Ross Stores, Inc.	$ 608,076
		1,113,435
	SEMICONDUCTORS - 7.1%
1,168	Broadcom, Inc.	1,077,936
1,288	Monolithic Power Systems, Inc.	671,318
8,817	Power Integrations, Inc.	740,804
4,610	Universal Display Corporation	749,402
		3,239,460
	SOFTWARE - 3.4%
1,409	Intuit, Inc.	763,410
2,416	Microsoft Corporation	791,868
		1,555,278
	SPECIALTY FINANCE - 2.4%
14,896	Air Lease Corporation	607,161
5,375	Discover Financial Services	484,126
		1,091,287
	TECHNOLOGY HARDWARE - 3.9%
5,153	Apple, Inc.	968,095
2,899	Motorola Solutions, Inc.	822,069
		1,790,164
	TECHNOLOGY SERVICES - 14.9%
2,013	Accenture PLC, Class A	651,749
7,186	Booz Allen Hamilton Holding Corporation	814,245
3,543	Broadridge Financial Solutions, Inc.	659,742
3,845	CDW Corporation	811,871
1,087	FactSet Research Systems, Inc.	474,378
3,925	Jack Henry & Associates, Inc.	615,362
1,449	MSCI, Inc.	787,705
8,575	TransUnion	696,462
2,315	Verisk Analytics, Inc.	560,739
3,060	Visa, Inc., Class A	751,781
		6,824,034

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
2,355	JB Hunt Transport Services, Inc.	$ 442,457

	WHOLESALE - DISCRETIONARY - 1.3%
1,590	Pool Corporation	581,304

	TOTAL COMMON STOCKS (Cost $35,782,049)	45,560,267

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
42,545	Northern Institutional Treasury Portfolio, 5.19% (Cost $42,545)(a)	42,545

	TOTAL INVESTMENTS - 99.8% (Cost $35,824,594)	$ 45,602,812
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	72,330
	NET ASSETS - 100.0%	$ 45,675,142

MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2023.